Commitments and Contingencies - Contractual Obligations and Commercial Commitments (Details)	Dec. 31, 2015 USD ($)
Commitments And Contingencies [Line Items]
Payments Due, Total	$ 1,145,000
Payments Due Within 1 Year	355,000
Payments Due Within 2 - 3 Years	706,000
Payments Due Within 4 - 5 Years	84,000
Payments Due More Than 5 Years	0
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	790,000
Payments Due Within 1 Year	240,000
Payments Due Within 2 - 3 Years	480,000
Payments Due Within 4 - 5 Years	70,000
Payments Due More Than 5 Years	0
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	355,000	[1]
Payments Due Within 1 Year	115,000	[1]
Payments Due Within 2 - 3 Years	226,000	[1]
Payments Due Within 4 - 5 Years	14,000	[1]
Payments Due More Than 5 Years	$ 0	[1]

[1]	In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.